COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate (%)	Maturity	March 31, 2025
			US$’000
Non-current
Collaboration Interest-bearing Advanced Funding	7.23	No specific maturity date	305,745